Statements Of Operations (USD $)	3 Months Ended		12 Months Ended			120 Months Ended	123 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Mar. 31, 2012
Statements Of Operations [Abstract]
Revenues - government grant				$ 488,958		$ 488,958	$ 488,958
Operating costs and expenses:
Research and development	727,327	903,953	3,383,965	2,306,781	5,097,440	25,643,708	26,371,035
General and administrative	637,383	615,297	2,698,174	2,206,358	2,177,954	14,105,748	14,743,131
Total operating costs and expenses	1,364,710	1,519,250	6,082,139	4,513,139	7,275,394	39,749,456	41,114,166
Loss from operations	(1,364,710)	(1,519,250)	(6,082,139)	(4,024,181)	(7,275,394)	(39,260,498)	(40,625,208)
Interest income	1,317	2,114	10,985	17,858	33,466	1,477,789	1,479,106
Change in fair value of warrants liability	274,207		(319,908)			(319,908)	(45,701)
Loss before income taxes	(1,089,186)	(1,517,136)	(6,391,062)	(4,006,323)	(7,241,928)	(38,102,617)	(39,191,803)
Provision for income taxes
Net loss	$ (1,089,186)	$ (1,517,136)	$ (6,391,062)	$ (4,006,323)	$ (7,241,928)	$ (38,102,617)	$ (39,191,803)
Net loss per share - basic and diluted	$ (0.04)	$ (0.08)	$ (0.29)	$ (0.22)	$ (0.48)
Weighted average shares outstanding - basic and diluted	24,710,362	19,922,057	21,728,292	18,580,223	15,066,799